Shareholders' Equity (Summary Of The Allocation Of The Stock-Based Compensation Charge) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated stock-based compensation charge	$ 6,158	$ 7,363	$ 8,482
Research And Development Costs [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated stock-based compensation charge	724	708	428
Selling and Marketing Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated stock-based compensation charge	1,985	2,175	1,557
General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated stock-based compensation charge	$ 3,449	$ 4,480	$ 6,497